Property, plant and equipment - Right-of-use assets (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2020	Apr. 01, 2019	Mar. 31, 2019
Property, plant and equipment
Property, plant and equipment (owned assets)	€ 27,509		€ 27,432
Right-of-use assets	11,688
Total property, plant and equipment	39,197	€ 37,658	€ 27,432
Additions	4,593
Leased assets	€ 3,720